SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Jul. 26, 2010	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Mar. 02, 2013 Subsequent events	Jun. 30, 2013 Subsequent events Century Mingde	Mar. 02, 2013 Subsequent events Minimum	Mar. 02, 2013 Subsequent events Maximum
Subsequent events
Number of nonvested shares granted	5,419,500	6,845,800	586,100	5,419,500	564,000
Vesting period of nonvested shares							1 year	10 years
Fair value per non-vested share granted (in dollars per share)	$ 4.05	$ 5.56	$ 5.40	$ 4.05	$ 4.46
Portion of the total purchase price received in the process of redemption of the investmentPortion of the total purchase price received in the process of redemption of the investment						$ 809,000